Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated September 11, 2008

to the Prospectus for Class A, B and C Shares of Allianz Domestic Stock Funds

Dated November 1, 2007 (as revised January 1, 2008)

Disclosure Related to All Funds

The disclosure contained in the paragraph entitled “Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans” in the subsection captioned “Redemption Fees” contained in the section entitled “How to Buy and Sell Shares” is revised to read, in its entirety, as follows:

Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans. Redemption Fees will not apply to the following transactions in participant-directed retirement plans (such as 401(k), 403(b), 457 and Keogh plans): 1) where the shares being redeemed were purchased with new contributions to the plan (e.g., payroll contributions, employer contributions, loan repayments); 2) redemptions made in connection with taking out a loan from the plan; 3) redemptions in connection with death, disability, forfeiture, hardship withdrawals, or qualified domestic relations orders; 4) redemptions made by a defined contribution plan in connection with a termination or restructuring of the plan; 5) redemptions made in connection with a participant’s termination of employment; and 6) redemptions or exchanges where the application of a Redemption Fee would cause a Fund, or an asset allocation program of which a Fund is a part, to fail to be considered a “qualified default investment alternative” under the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations thereunder. Except as described in the next paragraph, Redemption Fees generally will apply to other participant-directed redemptions and exchanges. For example, if a participant takes shares of Fund A that were purchased with new contributions and exchanges them into Fund B, a Redemption Fee would not apply to that exchange. However, any subsequent participant-directed exchange of those shares from Fund B into Fund A or another fund may be subject to Redemption Fees, depending upon the holding period and subject to the exceptions described in this paragraph (and other limitations on imposing Redemption Fees, as discussed above).

In addition to the waivers described in the preceding paragraph for particular types of transactions in participant-directed retirement plans, Redemption Fees will not apply to any transactions in a retirement plan, provided that AGID has determined the plan to be eligible for a blanket waiver based on AGID’s assessment of the controls the plan and/or its sponsor, recordkeeper or financial intermediary has in place to identify and deter excessive short-term trading of Fund shares by participants in the plan.

Disclosure Relating to the Allianz NFJ Dividend Value,

Allianz NFJ Large-Cap Value and Allianz NFJ Small-Cap Value Funds

Changes to Portfolio Management Teams for the Funds

The information relating to the Allianz NFJ Dividend Value, Allianz NFJ Large-Cap Value and Allianz NFJ Small-Cap Value Funds contained in the table under “Management of the Funds—Sub-Advisers—NFJ” in the Prospectus is hereby restated in its entirety as follows:

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
NFJ Dividend Value Fund	Benno J. Fischer (Lead)	2000 (Inception)	Managing Director and founding partner of NFJ. He has over 42 years’ experience in portfolio management, investment analysis and research. Prior to the formation of NFJ in 1989, he was Chief Investment Officer (institutional and fixed income), Senior Vice President and Senior Portfolio Manager at NationsBank, which he joined in 1971. Prior to joining NationsBank, Mr. Fischer was a securities analyst at Chase Manhattan Bank and Clark, Dodge.

	Paul A. Magnuson	2008	Managing Director at NFJ. He is a Portfolio Manager with over 23 years’ experience in equity analysis and portfolio management. Prior to joining NFJ in 1992, he was an Assistant Vice President at NationsBank, which he joined in 1985. Within the Trust Investment Qualitative Services Division of NationsBank, he was responsible for equity analytics and structured fund management.

	R. Burns McKinney	2007	Portfolio Manager at NFJ. He has over 10 years’ experience in equity research, financial analysis and investment banking. Prior to joining NFJ in 2006, he was an equity analyst covering the energy sector for Evergreen Investments. Prior to joining Evergreen Investments in 2004, Mr. McKinney spent one year as an equity analyst at Derby Capital Management. From 2001 to 2003, Mr. McKinney studied for his Masters in Business Administration at the Wharton School of Business. Prior to 2001, Mr. McKinney was an investment banking analyst at Alex Brown & Sons, a Vice President in equity research at Merrill Lynch and an equity analyst at Morgan Stanley. He is a CFA charterholder.

	Thomas W. Oliver	2002	Portfolio Manager at NFJ. He has over 12 years’ experience in accounting, reporting and financial analysis. Prior to joining NFJ in 2005, he was a manager of corporate reporting at Perot Systems Corporation, which he joined in 1999. Prior to joining Perot Systems Corporation, Mr. Oliver was an auditor with Deloitte & Touche. He is a CPA.

	Jeffrey S. Partenheimer	2006	Managing Director at NFJ. He is a Portfolio Manager with over 22 years’ experience in financial analysis, portfolio management and large corporate finance. Prior to joining NFJ in 1999, he spent 10 years in commercial banking (8 of those years managing investment portfolios) and 4 years as a treasury director of a major telecommunication equipment manufacturer. He began his career as a financial analyst with First City Bank of Dallas in 1985. He is both a CFA and a CPA.

NFJ Large-Cap Value Fund	Paul A. Magnuson (Lead)	2000 (Inception)	See above.

	Thomas W. Oliver	2008	See above.

	Benno J. Fischer	2000 (Inception)	See above.

	Jeffrey S. Partenheimer	2002	See above.

NFJ Small-Cap Value Fund	Paul A. Magnuson (Lead)	1995	See above.

	Morley D. Campbell	2008	Senior Investment Analyst at NFJ. He has over four years of experience in investment and financial analysis. Prior to joining NFJ Investment Group in 2007, Mr. Campbell attended Harvard Business School, where he received an MBA. Before business school, Mr. Campbell worked as an investment banking analyst for Lazard and Merrill Lynch. He received his BBA degree in Finance from the University of Texas in 2003.

	Benno J. Fischer	1991 (Inception)	See above.

	R. Burns McKinney	2006	See above.

Disclosure Relating to the Allianz OCC Small-Cap Value Fund

Change to Portfolio Management Team for the Fund

The information relating to the Allianz OCC Small-Cap Value Fund contained in the table under “Management of the Funds—Sub-Advisers—Oppenheimer Capital” in the Prospectus is hereby restated in its entirety as follows:

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
OCC Small-Cap Value Fund	Nick Frelinghuysen	2008	Senior Vice President of Oppenheimer Capital and Portfolio Manager of the Fund. Mr. Frelinghuysen joined Oppenheimer Capital in 1999 and is a senior research analyst for the firm’s Small/Mid Cap team and also serves as a small/mid-cap specialist on the All Cap Equity portfolio management team. He has 14 years of experience as a research analyst and over 4 years of portfolio management experience.

Restrictions on New Purchases and Exchanges for Shares of the Fund

The following restrictions have been imposed on new purchases of and exchanges for shares of the Allianz OCC Small-Cap Value Fund:

Effective as of the close of business on September 15, 2008, shares of the Fund will not be available for purchase by current or new investors in the Fund, other than through the automatic reinvestment of distributions by current shareholders.

Effective as of the close of business on September 15, 2008, shareholders of other series of the Trust, of Allianz Funds Multi-Strategy Trust, and of PIMCO Funds will no longer be permitted to exchange any of their shares for shares of the Fund as described in the Prospectus under “How to Buy and Sell Shares – Exchanging Shares.”

The Board of Trustees and the Distributor each reserves the right at any time to modify or eliminate these restrictions.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated September 11, 2008

to the Prospectus for Class A, B and C Shares of Allianz International/Sector Stock Funds

Dated November 1, 2007 (as revised January 1, 2008)

Disclosure Related to All Funds

The disclosure contained in the paragraph entitled “Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans” in the subsection captioned “Redemption Fees” contained in the section entitled “How to Buy and Sell Shares” is revised to read, in its entirety, as follows:

Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans. Redemption Fees will not apply to the following transactions in participant-directed retirement plans (such as 401(k), 403(b), 457 and Keogh plans): 1) where the shares being redeemed were purchased with new contributions to the plan (e.g., payroll contributions, employer contributions, loan repayments); 2) redemptions made in connection with taking out a loan from the plan; 3) redemptions in connection with death, disability, forfeiture, hardship withdrawals, or qualified domestic relations orders; 4) redemptions made by a defined contribution plan in connection with a termination or restructuring of the plan; 5) redemptions made in connection with a participant’s termination of employment; and 6) redemptions or exchanges where the application of a Redemption Fee would cause a Fund, or an asset allocation program of which a Fund is a part, to fail to be considered a “qualified default investment alternative” under the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations thereunder. Except as described in the next paragraph, Redemption Fees generally will apply to other participant-directed redemptions and exchanges. For example, if a participant takes shares of Fund A that were purchased with new contributions and exchanges them into Fund B, a Redemption Fee would not apply to that exchange. However, any subsequent participant-directed exchange of those shares from Fund B into Fund A or another fund may be subject to Redemption Fees, depending upon the holding period and subject to the exceptions described in this paragraph (and other limitations on imposing Redemption Fees, as discussed above).

In addition to the waivers described in the preceding paragraph for particular types of transactions in participant-directed retirement plans, Redemption Fees will not apply to any transactions in a retirement plan, provided that AGID has determined the plan to be eligible for a blanket waiver based on AGID’s assessment of the controls the plan and/or its sponsor, recordkeeper or financial intermediary has in place to identify and deter excessive short-term trading of Fund shares by participants in the plan.

Disclosure Relating to the Allianz NFJ International Value Fund

Changes to Portfolio Management Team for the Fund

The information relating to the Allianz NFJ International Value Fund contained in the table under “Management of the Funds—Sub-Advisers—NFJ” in the Prospectus is hereby restated in its entirety as follows:

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
NFJ International Value Fund	Benno J. Fischer (Lead)	2003 (Inception)	Managing Director and founding partner of NFJ. He has over 42 years’ experience in portfolio management, investment analysis and research. Prior to the formation of NFJ in 1989, he was Chief Investment Officer (institutional and fixed income), Senior Vice President and Senior Portfolio Manager at NationsBank, which he joined in 1971. Prior to joining NationsBank, Mr. Fischer was a securities analyst at Chase Manhattan Bank and Clark, Dodge.

	Paul A. Magnuson	2008	Managing Director at NFJ. He is a Portfolio Manager with over 23 years’ experience in equity analysis and portfolio management. Prior to joining NFJ in 1992, he was an Assistant Vice President at NationsBank, which he joined in 1985. Within the Trust Investment Qualitative Services Division of NationsBank, he was responsible for equity analytics and structured fund management.

	R. Burns McKinney	2006	Portfolio Manager at NFJ. He has over 10 years’ experience in equity research, financial analysis and investment banking. Prior to joining NFJ in 2006, he was an equity analyst covering the energy sector for Evergreen Investments. Prior to joining Evergreen Investments in 2004, Mr. McKinney spent one year as an equity analyst at Derby Capital Management. From 2001 to 2003, Mr. McKinney studied for his Masters in Business Administration at the Wharton School of Business. Prior to 2001, Mr. McKinney was an investment banking analyst at Alex Brown & Sons, a Vice President in equity research at Merrill Lynch and an equity analyst at Morgan Stanley. He is a CFA charterholder.

	Thomas W. Oliver	2006	Portfolio Manager at NFJ. He has over 12 years’ experience in accounting, reporting and financial analysis. Prior to joining NFJ in 2005, he was a manager of corporate reporting at Perot Systems Corporation, which he joined in 1999. Prior to joining Perot Systems Corporation, Mr. Oliver was an auditor with Deloitte & Touche. He is a CPA.

Disclosure Relating to the RCM Biotechnology Fund

Restrictions on New Purchases and Exchanges for Shares of the Fund

The following restrictions have been imposed on new purchases of and exchanges for shares of the Allianz RCM Biotechnology Fund:

Effective as of the close of business on September 19, 2008 (the “Closing Date”), shares of the Fund will generally be no longer available for purchase by new investors. Shareholders who owned shares of the Fund as of the Closing Date will still be permitted to purchase additional shares of the Fund for as long as they continue to own shares of the Fund. Except as provided below, in the event a shareholder no longer owns any shares of the Fund, such shareholder will no longer be eligible to purchase shares of the Fund. The restrictions described above do not apply to: (i) participants in Qualified Defined Contribution Plans and Benefit Plans as defined below (together, the “Plans”) provided that, as of the Closing Date, such Plans, or financial institutions that serve as sponsor or provide third-party administrative services to the Plans, had a contractual agreement with the Distributor or the Fund’s administrator to offer shares of, or provide services to, the Fund; and (ii) clients of mutual fund discretionary wrap programs if such a program, as of the Closing Date, includes the Fund in its model allocation. Qualified Defined Contribution Plans and Benefit Plans, for these purposes, include 401(k) plans, profit sharing plans, 403(b) plans and 457 plans.

Effective as of the Closing Date, shareholders of other series of Allianz Funds, series of Allianz Funds Multi-Strategy Trust and series of PIMCO Funds will no longer be permitted to exchange any of their shares for shares of the Fund unless the shareholders are independently eligible to purchase shares of the Fund under the restrictions described in the preceding paragraph.

The Board of Trustees and the Distributor each reserves the right at any time to modify or eliminate these restrictions.

Please call the Distributor at 1-800-426-0107, or your broker or other financial advisor, if you have any questions regarding the restrictions described above.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated September 11, 2008

to the Prospectus for Class A, B and C Shares of Allianz Global Investors Multi-Style Fund

Dated November 1, 2007 (as revised January 1, 2008)

The disclosure contained in the paragraph entitled “Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans” in the subsection captioned “Redemption Fees” contained in the section entitled “How to Buy and Sell Shares” is revised to read, in its entirety, as follows:

Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans. Redemption Fees will not apply to the following transactions in participant-directed retirement plans (such as 401(k), 403(b), 457 and Keogh plans): 1) where the shares being redeemed were purchased with new contributions to the plan (e.g., payroll contributions, employer contributions, loan repayments); 2) redemptions made in connection with taking out a loan from the plan; 3) redemptions in connection with death, disability, forfeiture, hardship withdrawals, or qualified domestic relations orders; 4) redemptions made by a defined contribution plan in connection with a termination or restructuring of the plan; 5) redemptions made in connection with a participant’s termination of employment; and 6) redemptions or exchanges where the application of a Redemption Fee would cause the Fund, or an asset allocation program of which the Fund is a part, to fail to be considered a “qualified default investment alternative” under the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations thereunder. Except as described in the next paragraph, Redemption Fees generally will apply to other participant-directed redemptions and exchanges. For example, if a participant takes shares of Fund A that were purchased with new contributions and exchanges them into Fund B, a Redemption Fee would not apply to that exchange. However, any subsequent participant-directed exchange of those shares from Fund B into Fund A or another fund may be subject to Redemption Fees, depending upon the holding period and subject to the exceptions described in this paragraph (and other limitations on imposing Redemption Fees, as discussed above).

In addition to the waivers described in the preceding paragraph for particular types of transactions in participant-directed retirement plans, Redemption Fees will not apply to any transactions in a retirement plan, provided that AGID has determined the plan to be eligible for a blanket waiver based on AGID’s assessment of the controls the plan and/or its sponsor, recordkeeper or financial intermediary has in place to identify and deter excessive short-term trading of Fund shares by participants in the plan.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated September 11, 2008

to the Prospectus for Class A, B and C Shares of Allianz OCC Renaissance Fund

Dated November 1, 2007 (as revised January 1, 2008)

The disclosure contained in the paragraph entitled “Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans” in the subsection captioned “Redemption Fees” contained in the section entitled “How to Buy and Sell Shares” is revised to read, in its entirety, as follows:

Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans. Redemption Fees will not apply to the following transactions in participant-directed retirement plans (such as 401(k), 403(b), 457 and Keogh plans): 1) where the shares being redeemed were purchased with new contributions to the plan (e.g., payroll contributions, employer contributions, loan repayments); 2) redemptions made in connection with taking out a loan from the plan; 3) redemptions in connection with death, disability, forfeiture, hardship withdrawals, or qualified domestic relations orders; 4) redemptions made by a defined contribution plan in connection with a termination or restructuring of the plan; 5) redemptions made in connection with a participant’s termination of employment; and 6) redemptions or exchanges where the application of a Redemption Fee would cause the Fund, or an asset allocation program of which the Fund is a part, to fail to be considered a “qualified default investment alternative” under the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations thereunder. Except as described in the next paragraph, Redemption Fees generally will apply to other participant-directed redemptions and exchanges. For example, if a participant takes shares of Fund A that were purchased with new contributions and exchanges them into Fund B, a Redemption Fee would not apply to that exchange. However, any subsequent participant-directed exchange of those shares from Fund B into Fund A or another fund may be subject to Redemption Fees, depending upon the holding period and subject to the exceptions described in this paragraph (and other limitations on imposing Redemption Fees, as discussed above).

In addition to the waivers described in the preceding paragraph for particular types of transactions in participant-directed retirement plans, Redemption Fees will not apply to any transactions in a retirement plan, provided that AGID has determined the plan to be eligible for a blanket waiver based on AGID’s assessment of the controls the plan and/or its sponsor, recordkeeper or financial intermediary has in place to identify and deter excessive short-term trading of Fund shares by participants in the plan.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated September 11, 2008

to the Prospectus for Class D Shares of Allianz Domestic Stock Funds

Dated November 1, 2007 (as revised January 1, 2008)

Disclosure Related to All Funds

The disclosure contained in the paragraph entitled “Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans” in the subsection captioned “Redemption Fees” contained in the section entitled “How to Buy and Sell Shares” is revised to read, in its entirety, as follows:

Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans. Redemption Fees will not apply to the following transactions in participant-directed retirement plans (such as 401(k), 403(b), 457 and Keogh plans): 1) where the shares being redeemed were purchased with new contributions to the plan (e.g., payroll contributions, employer contributions, loan repayments); 2) redemptions made in connection with taking out a loan from the plan; 3) redemptions in connection with death, disability, forfeiture, hardship withdrawals, or qualified domestic relations orders; 4) redemptions made by a defined contribution plan in connection with a termination or restructuring of the plan; 5) redemptions made in connection with a participant’s termination of employment; and 6) redemptions or exchanges where the application of a Redemption Fee would cause a Fund, or an asset allocation program of which a Fund is a part, to fail to be considered a “qualified default investment alternative” under the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations thereunder. Except as described in the next paragraph, Redemption Fees generally will apply to other participant-directed redemptions and exchanges. For example, if a participant takes shares of Fund A that were purchased with new contributions and exchanges them into Fund B, a Redemption Fee would not apply to that exchange. However, any subsequent participant-directed exchange of those shares from Fund B into Fund A or another fund may be subject to Redemption Fees, depending upon the holding period and subject to the exceptions described in this paragraph (and other limitations on imposing Redemption Fees, as discussed above).

In addition to the waivers described in the preceding paragraph for particular types of transactions in participant-directed retirement plans, Redemption Fees will not apply to any transactions in a retirement plan, provided that AGID has determined the plan to be eligible for a blanket waiver based on AGID’s assessment of the controls the plan and/or its sponsor, recordkeeper or financial intermediary has in place to identify and deter excessive short-term trading of Fund shares by participants in the plan.

Disclosure Relating to the Allianz NFJ Dividend Value,

Allianz NFJ Large-Cap Value and Allianz NFJ Small-Cap Value Funds

Changes to Portfolio Management Teams for the Funds

The information relating to the Allianz NFJ Dividend Value, Allianz NFJ Large-Cap Value and Allianz NFJ Small-Cap Value Funds contained in the table under “Management of the Funds – Sub-Advisers – NFJ” in the Prospectus is hereby restated in its entirety as follows:

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
NFJ Dividend Value Fund	Benno J. Fischer (Lead)	2000 (Inception)	Managing Director and founding partner of NFJ. He has over 42 years’ experience in portfolio management, investment analysis and research. Prior to the formation of NFJ in 1989, he was Chief Investment Officer (institutional and fixed income), Senior Vice President and Senior Portfolio Manager at NationsBank, which he joined in 1971. Prior to joining NationsBank, Mr. Fischer was a securities analyst at Chase Manhattan Bank and Clark, Dodge.

	Paul A. Magnuson	2008	Managing Director at NFJ. He is a Portfolio Manager with over 23 years’ experience in equity analysis and portfolio management. Prior to joining NFJ in 1992, he was an Assistant Vice President at NationsBank, which he joined in 1985. Within the Trust Investment Qualitative Services Division of NationsBank, he was responsible for equity analytics and structured fund management.

	R. Burns McKinney	2007	Portfolio Manager at NFJ. He has over 10 years’ experience in equity research, financial analysis and investment banking. Prior to joining NFJ in 2006, he was an equity analyst covering the energy sector for Evergreen Investments. Prior to joining Evergreen Investments in 2004, Mr. McKinney spent one year as an equity analyst at Derby Capital Management. From 2001 to 2003, Mr. McKinney studied for his Masters in Business Administration at the Wharton School of Business. Prior to 2001, Mr. McKinney was an investment banking analyst at Alex Brown & Sons, a Vice President in equity research at Merrill Lynch and an equity analyst at Morgan Stanley. He is a CFA charterholder.

	Thomas W. Oliver	2002	Portfolio Manager at NFJ. He has over 12 years’ experience in accounting, reporting and financial analysis. Prior to joining NFJ in 2005, he was a manager of corporate reporting at Perot Systems Corporation, which he joined in 1999. Prior to joining Perot Systems Corporation, Mr. Oliver was an auditor with Deloitte & Touche. He is a CPA.

	Jeffrey S. Partenheimer	2006	Managing Director at NFJ. He is a Portfolio Manager with over 22 years’ experience in financial analysis, portfolio management and large corporate finance. Prior to joining NFJ in 1999, he spent 10 years in commercial banking (8 of those years managing investment portfolios) and 4 years as a treasury director of a major telecommunication equipment manufacturer. He began his career as a financial analyst with First City Bank of Dallas in 1985. He is both a CFA and a CPA.

NFJ Large-Cap Value Fund	Paul A. Magnuson (Lead)	2000 (Inception)	See above.

	Thomas W. Oliver	2008	See above.

	Benno J. Fischer	2000 (Inception)	See above.

	Jeffrey S. Partenheimer	2002	See above.

NFJ Small-Cap Value Fund	Paul A. Magnuson (Lead)	1995	See above.

	Morley D. Campbell	2008	Senior Investment Analyst at NFJ. He has over four years of experience in investment and financial analysis. Prior to joining NFJ Investment Group in 2007, Mr. Campbell attended Harvard Business School, where he received an MBA. Before business school, Mr. Campbell worked as an investment banking analyst for Lazard and Merrill Lynch. He received his BBA degree in Finance from the University of Texas in 2003.

	Benno J. Fischer	1991 (Inception)	See above.

	R. Burns McKinney	2006	See above.

Disclosure Relating to the Allianz OCC Small-Cap Value Fund

Change to Portfolio Management Team for the Fund

The information relating to the Allianz OCC Small-Cap Value Fund contained in the table under “Management of the Funds – Sub-Advisers – Oppenheimer Capital” in the Prospectus is hereby restated in its entirety as follows:

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
OCC Small-Cap Value Fund	Nick Frelinghuysen	2008	Senior Vice President of Oppenheimer Capital and Portfolio Manager of the Fund. Mr. Frelinghuysen joined Oppenheimer Capital in 1999 and is a senior research analyst for the firm’s Small/Mid Cap team and also serves as a small/mid-cap specialist on the All Cap Equity portfolio management team. He has 14 years of experience as a research analyst and over 4 years of portfolio management experience.

Restrictions on New Purchases and Exchanges for Shares of the Fund

The following restrictions have been imposed on new purchases of and exchanges for shares of the Allianz OCC Small-Cap Value Fund:

Effective as of the close of business on September 15, 2008, shares of the Fund will not be available for purchase by current or new investors in the Fund, other than through the automatic reinvestment of distributions by current shareholders.

Effective as of the close of business on September 15, 2008, shareholders of other series of the Trust, of Allianz Funds Multi-Strategy Trust, and of PIMCO Funds will no longer be permitted to exchange any of their shares for shares of the Fund as described in the Prospectus under “How to Buy and Sell Shares – Exchanging Shares.”

The Board of Trustees and the Distributor each reserves the right at any time to modify or eliminate these restrictions.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated September 11, 2008

to the Prospectus for Class D Shares of Allianz International/Sector Stock Funds

Dated November 1, 2007 (as revised January 1, 2008)

Disclosure Related to All Funds

The disclosure contained in the paragraph entitled “Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans” in the subsection captioned “Redemption Fees” contained in the section entitled “How to Buy and Sell Shares” is revised to read, in its entirety, as follows:

Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans. Redemption Fees will not apply to the following transactions in participant-directed retirement plans (such as 401(k), 403(b), 457 and Keogh plans): 1) where the shares being redeemed were purchased with new contributions to the plan (e.g., payroll contributions, employer contributions, loan repayments); 2) redemptions made in connection with taking out a loan from the plan; 3) redemptions in connection with death, disability, forfeiture, hardship withdrawals, or qualified domestic relations orders; 4) redemptions made by a defined contribution plan in connection with a termination or restructuring of the plan; 5) redemptions made in connection with a participant’s termination of employment; and 6) redemptions or exchanges where the application of a Redemption Fee would cause a Fund, or an asset allocation program of which a Fund is a part, to fail to be considered a “qualified default investment alternative” under the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations thereunder. Except as described in the next paragraph, Redemption Fees generally will apply to other participant-directed redemptions and exchanges. For example, if a participant takes shares of Fund A that were purchased with new contributions and exchanges them into Fund B, a Redemption Fee would not apply to that exchange. However, any subsequent participant-directed exchange of those shares from Fund B into Fund A or another fund may be subject to Redemption Fees, depending upon the holding period and subject to the exceptions described in this paragraph (and other limitations on imposing Redemption Fees, as discussed above).

In addition to the waivers described in the preceding paragraph for particular types of transactions in participant-directed retirement plans, Redemption Fees will not apply to any transactions in a retirement plan, provided that AGID has determined the plan to be eligible for a blanket waiver based on AGID’s assessment of the controls the plan and/or its sponsor, recordkeeper or financial intermediary has in place to identify and deter excessive short-term trading of Fund shares by participants in the plan.

Disclosure Relating to the Allianz NFJ International Value Fund

Changes to Portfolio Management Team for the Fund

The information relating to the Allianz NFJ International Value Fund contained in the table under “Management of the Funds—Sub-Advisers—NFJ” in the Prospectus is hereby restated in its entirety as follows:

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
NFJ International Value Fund	Benno J. Fischer (Lead)	2003 (Inception)	Managing Director and founding partner of NFJ. He has over 42 years’ experience in portfolio management, investment analysis and research. Prior to the formation of NFJ in 1989, he was Chief Investment Officer (institutional and fixed income), Senior Vice President and Senior Portfolio Manager at NationsBank, which he joined in 1971. Prior to joining NationsBank, Mr. Fischer was a securities analyst at Chase Manhattan Bank and Clark, Dodge.

	Paul A. Magnuson	2008	Managing Director at NFJ. He is a Portfolio Manager with over 23 years’ experience in equity analysis and portfolio management. Prior to joining NFJ in 1992, he was an Assistant Vice President at NationsBank, which he joined in 1985. Within the Trust Investment Qualitative Services Division of NationsBank, he was responsible for equity analytics and structured fund management.

	R. Burns McKinney	2006	Portfolio Manager at NFJ. He has over 10 years’ experience in equity research, financial analysis and investment banking. Prior to joining NFJ in 2006, he was an equity analyst covering the energy sector for Evergreen Investments. Prior to joining Evergreen Investments in 2004, Mr. McKinney spent one year as an equity analyst at Derby Capital Management. From 2001 to 2003, Mr. McKinney studied for his Masters in Business Administration at the Wharton School of Business. Prior to 2001, Mr. McKinney was an investment banking analyst at Alex Brown & Sons, a Vice President in equity research at Merrill Lynch and an equity analyst at Morgan Stanley. He is a CFA charterholder.

	Thomas W. Oliver	2006	Portfolio Manager at NFJ. He has over 12 years’ experience in accounting, reporting and financial analysis. Prior to joining NFJ in 2005, he was a manager of corporate reporting at Perot Systems Corporation, which he joined in 1999. Prior to joining Perot Systems Corporation, Mr. Oliver was an auditor with Deloitte & Touche. He is a CPA.

Disclosure Relating to the RCM Biotechnology Fund

Restrictions on New Purchases and Exchanges for Shares of the Fund

The following restrictions have been imposed on new purchases of and exchanges for shares of the Allianz RCM Biotechnology Fund:

Effective as of the close of business on September 19, 2008 (the “Closing Date”), shares of the Fund will generally be no longer available for purchase by new investors. Shareholders who owned shares of the Fund as of the Closing Date will still be permitted to purchase additional shares of the Fund for as long as they continue to own shares of the Fund. Except as provided below, in the event a shareholder no longer owns any shares of the Fund, such shareholder will no longer be eligible to purchase shares of the Fund. The restrictions described above do not apply to: (i) participants in Qualified Defined Contribution Plans and Benefit Plans as defined below (together, the “Plans”) provided that, as of the Closing Date, such Plans, or financial institutions that serve as sponsor or provide third-party administrative services to the Plans, had a contractual agreement with the Distributor or the Fund’s administrator to offer shares of, or provide services to, the Fund; and (ii) clients of mutual fund discretionary wrap programs if such a program, as of the Closing Date, includes the Fund in its model allocation. Qualified Defined Contribution Plans and Benefit Plans, for these purposes, include 401(k) plans, profit sharing plans, 403(b) plans and 457 plans.

Effective as of the Closing Date, shareholders of other series of Allianz Funds, series of Allianz Funds Multi-Strategy Trust and series of PIMCO Funds will no longer be permitted to exchange any of their shares for shares of the Fund unless the shareholders are independently eligible to purchase shares of the Fund under the restrictions described in the preceding paragraph.

The Board of Trustees and the Distributor each reserves the right at any time to modify or eliminate these restrictions.

Please call the Distributor at 1-800-426-0107, or your broker or other financial advisor, if you have any questions regarding the restrictions described above.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated September 11, 2008

to the Prospectus for Class R Shares of Allianz Funds

Dated November 1, 2007 (as revised January 1, 2008)

Disclosure Related to All Funds

The disclosure contained in the paragraph entitled “Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans” in the subsection captioned “Redemption Fees” contained in the section entitled “How to Buy and Sell Shares” is revised to read, in its entirety, as follows:

Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans. Redemption Fees will not apply to the following transactions in participant-directed retirement plans (such as 401(k), 403(b), 457 and Keogh plans): 1) where the shares being redeemed were purchased with new contributions to the plan (e.g., payroll contributions, employer contributions, loan repayments); 2) redemptions made in connection with taking out a loan from the plan; 3) redemptions in connection with death, disability, forfeiture, hardship withdrawals, or qualified domestic relations orders; 4) redemptions made by a defined contribution plan in connection with a termination or restructuring of the plan; 5) redemptions made in connection with a participant’s termination of employment; and 6) redemptions or exchanges where the application of a Redemption Fee would cause a Fund, or an asset allocation program of which a Fund is a part, to fail to be considered a “qualified default investment alternative” under the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations thereunder. Except as described in the next paragraph, Redemption Fees generally will apply to other participant-directed redemptions and exchanges. For example, if a participant takes shares of Fund A that were purchased with new contributions and exchanges them into Fund B, a Redemption Fee would not apply to that exchange. However, any subsequent participant-directed exchange of those shares from Fund B into Fund A or another fund may be subject to Redemption Fees, depending upon the holding period and subject to the exceptions described in this paragraph (and other limitations on imposing Redemption Fees, as discussed above).

In addition to the waivers described in the preceding paragraph for particular types of transactions in participant-directed retirement plans, Redemption Fees will not apply to any transactions in a retirement plan, provided that AGID has determined the plan to be eligible for a blanket waiver based on AGID’s assessment of the controls the plan and/or its sponsor, recordkeeper or financial intermediary has in place to identify and deter excessive short-term trading of Fund shares by participants in the plan.

Disclosure Relating to the Allianz NFJ Dividend Value,

Allianz NFJ Large-Cap Value and Allianz NFJ Small-Cap Value Funds

Changes to Portfolio Management Teams for the Funds

The information relating to the Allianz NFJ Dividend Value, Allianz NFJ Large-Cap Value and Allianz NFJ Small-Cap Value Funds contained in the table under “Management of the Funds—Sub-Advisers—NFJ” in the Prospectus is hereby restated in its entirety as follows:

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
NFJ Dividend Value Fund	Benno J. Fischer (Lead)	2000 (Inception)	Managing Director and founding partner of NFJ. He has over 42 years’ experience in portfolio management, investment analysis and research. Prior to the formation of NFJ in 1989, he was Chief Investment Officer (institutional and fixed income), Senior Vice President and Senior Portfolio Manager at NationsBank, which he joined in 1971. Prior to joining NationsBank, Mr. Fischer was a securities analyst at Chase Manhattan Bank and Clark, Dodge.

	Paul A. Magnuson	2008	Managing Director at NFJ. He is a Portfolio Manager with over 23 years’ experience in equity analysis and portfolio management. Prior to joining NFJ in 1992, he was an Assistant Vice President at NationsBank, which he joined in 1985. Within the Trust Investment Qualitative Services Division of NationsBank, he was responsible for equity analytics and structured fund management.

	R. Burns McKinney	2007	Portfolio Manager at NFJ. He has over 10 years’ experience in equity research, financial analysis and investment banking. Prior to joining NFJ in 2006, he was an equity analyst covering the energy sector for Evergreen Investments. Prior to joining Evergreen Investments in 2004, Mr. McKinney spent one year as an equity analyst at Derby Capital Management. From 2001 to 2003, Mr. McKinney studied for his Masters in Business Administration at the Wharton School of Business. Prior to 2001, Mr. McKinney was an investment banking analyst at Alex Brown & Sons, a Vice President in equity research at Merrill Lynch and an equity analyst at Morgan Stanley. He is a CFA charterholder.

	Thomas W. Oliver	2002	Portfolio Manager at NFJ. He has over 12 years’ experience in accounting, reporting and financial analysis. Prior to joining NFJ in 2005, he was a manager of corporate reporting at Perot Systems Corporation, which he joined in 1999. Prior to joining Perot Systems Corporation, Mr. Oliver was an auditor with Deloitte & Touche. He is a CPA.

	Jeffrey S. Partenheimer	2006	Managing Director at NFJ. He is a Portfolio Manager with over 22 years’ experience in financial analysis, portfolio management and large corporate finance. Prior to joining NFJ in 1999, he spent 10 years in commercial banking (8 of those years managing investment portfolios) and 4 years as a treasury director of a major telecommunication equipment manufacturer. He began his career as a financial analyst with First City Bank of Dallas in 1985. He is both a CFA and a CPA.

NFJ Large-Cap Value Fund	Paul A. Magnuson (Lead)	2000 (Inception)	See above.

	Thomas W. Oliver	2008	See above.

	Benno J. Fischer	2000 (Inception)	See above.

	Jeffrey S. Partenheimer	2002	See above.

NFJ Small-Cap Value Fund	Paul A. Magnuson (Lead)	1995	See above.

	Morley D. Campbell	2008	Senior Investment Analyst at NFJ. He has over four years of experience in investment and financial analysis. Prior to joining NFJ Investment Group in 2007, Mr. Campbell attended Harvard Business School, where he received an MBA. Before business school, Mr. Campbell worked as an investment banking analyst for Lazard and Merrill Lynch. He received his BBA degree in Finance from the University of Texas in 2003.

	Benno J. Fischer	1991 (Inception)	See above.

	R. Burns McKinney	2006	See above.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated September 11, 2008

to the Prospectus for Institutional and Administrative Class Shares of Allianz Funds

Dated November 1, 2007 (as revised January 1, 2008)

Disclosure Related to All Funds

The disclosure contained in the paragraph entitled “Applicability of Redemption Fees in Certain Defined Contribution Plans” in the section entitled “Purchases, Redemptions and Exchanges” is revised to read, in its entirety, as follows:

Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans. Redemption Fees will not apply to the following transactions in participant-directed retirement plans (such as 401(k), 403(b), 457 and Keogh plans): 1) where the shares being redeemed were purchased with new contributions to the plan (e.g., payroll contributions, employer contributions, loan repayments); 2) redemptions made in connection with taking out a loan from the plan; 3) redemptions in connection with death, disability, forfeiture, hardship withdrawals, or qualified domestic relations orders; 4) redemptions made by a defined contribution plan in connection with a termination or restructuring of the plan; 5) redemptions made in connection with a participant’s termination of employment; and 6) redemptions or exchanges where the application of a Redemption Fee would cause a Fund, or an asset allocation program of which a Fund is a part, to fail to be considered a “qualified default investment alternative” under the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations thereunder. Except as described in the next paragraph, Redemption Fees generally will apply to other participant-directed redemptions and exchanges. For example, if a participant takes shares of Fund A that were purchased with new contributions and exchanges them into Fund B, a Redemption Fee would not apply to that exchange. However, any subsequent participant-directed exchange of those shares from Fund B into Fund A or another fund may be subject to Redemption Fees, depending upon the holding period and subject to the exceptions described in this paragraph (and other limitations on imposing Redemption Fees, as discussed above).

In addition to the waivers described in the preceding paragraph for particular types of transactions in participant-directed retirement plans, Redemption Fees will not apply to any transactions in a retirement plan, provided that AGID has determined the plan to be eligible for a blanket waiver based on AGID’s assessment of the controls the plan and/or its sponsor, recordkeeper or financial intermediary has in place to identify and deter excessive short-term trading of Fund shares by participants in the plan.

Disclosure Relating to the Allianz NFJ Dividend Value, Allianz NFJ International Value,

Allianz NFJ Large-Cap Value and Allianz NFJ Small-Cap Value Funds

Changes to Portfolio Management Teams for the Funds

The information relating to the Allianz NFJ Dividend Value, Allianz NFJ International Value, Allianz NFJ Large-Cap Value and Allianz NFJ Small-Cap Value Funds contained in the table under “Management of the Funds—Sub-Advisers—NFJ” in the Prospectus is hereby restated in its entirety as follows:

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
NFJ Dividend Value Fund	Benno J. Fischer (Lead)	2000 (Inception)	Managing Director and founding partner of NFJ. He has over 42 years’ experience in portfolio management, investment analysis and research. Prior to the formation of NFJ in 1989, he was Chief Investment Officer (institutional and fixed income), Senior Vice President and Senior Portfolio Manager at NationsBank, which he joined in 1971. Prior to joining NationsBank, Mr. Fischer was a securities analyst at Chase Manhattan Bank and Clark, Dodge.

	Paul A. Magnuson	2008	Managing Director at NFJ. He is a Portfolio Manager with over 23 years’ experience in equity analysis and portfolio management. Prior to joining NFJ in 1992, he was an Assistant Vice President at NationsBank, which he joined in 1985. Within the Trust Investment Qualitative Services Division of NationsBank, he was responsible for equity analytics and structured fund management.

	R. Burns McKinney	2007	Portfolio Manager at NFJ. He has over 10 years’ experience in equity research, financial analysis and investment banking. Prior to joining NFJ in 2006, he was an equity analyst covering the energy sector for Evergreen Investments. Prior to joining Evergreen Investments in 2004, Mr. McKinney spent one year as an equity analyst at Derby Capital Management. From 2001 to 2003, Mr. McKinney studied for his Masters in Business Administration at the Wharton School of Business. Prior to 2001, Mr. McKinney was an investment banking analyst at Alex Brown & Sons, a Vice President in equity research at Merrill Lynch and an equity analyst at Morgan Stanley. He is a CFA charterholder.

	Thomas W. Oliver	2002	Portfolio Manager at NFJ. He has over 12 years’ experience in accounting, reporting and financial analysis. Prior to joining NFJ in 2005, he was a manager of corporate reporting at Perot Systems Corporation, which he joined in 1999. Prior to joining Perot Systems Corporation, Mr. Oliver was an auditor with Deloitte & Touche. He is a CPA.

	Jeffrey S. Partenheimer	2006	Managing Director at NFJ. He is a Portfolio Manager with over 22 years’ experience in financial analysis, portfolio management and large corporate finance. Prior to joining NFJ in 1999, he spent 10 years in commercial banking (8 of those years managing investment portfolios) and 4 years as a treasury director of a major telecommunication equipment manufacturer. He began his career as a financial analyst with First City Bank of Dallas in 1985. He is both a CFA and a CPA.

NFJ International Value Fund	Benno J. Fischer (Lead)	2003 (Inception)	See above.

	Paul A. Magnuson	2008	See above.

	R. Burns McKinney	2006	See above.

	Thomas W. Oliver	2006	See above.

NFJ Large-Cap Value Fund	Paul A. Magnuson (Lead)	2000 (Inception)	See above.

	Thomas W. Oliver	2008	See above.

	Benno J. Fischer	2000 (Inception)	See above.

	Jeffrey S. Partenheimer	2002	See above.

NFJ Small-Cap Value Fund	Paul A. Magnuson (Lead)	1995	See above.

	Morley D. Campbell	2008	Senior Investment Analyst at NFJ. He has over four years of experience in investment and financial analysis. Prior to joining NFJ Investment Group in 2007, Mr. Campbell attended Harvard Business School, where he received an MBA. Before business school, Mr. Campbell worked as an investment banking analyst for Lazard and Merrill Lynch. He received his BBA degree in Finance from the University of Texas in 2003.

	Benno J. Fischer	1991 (Inception)	See above.

	R. Burns McKinney	2006	See above.

Disclosure Relating to the Allianz OCC Small-Cap Value Fund

Change to Portfolio Management Team for the Fund

The information relating to the Allianz OCC Small-Cap Value Fund contained in the table under “Management of the Funds – Sub-Advisers – Oppenheimer Capital” in the Prospectus is hereby restated in its entirety as follows:

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
OCC Small-Cap Value Fund	Nick Frelinghuysen	2008	Senior Vice President of Oppenheimer Capital and Portfolio Manager of the Fund. Mr. Frelinghuysen joined Oppenheimer Capital in 1999 and is a senior research analyst for the firm’s Small/Mid Cap team and also serves as a small/mid-cap specialist on the All Cap Equity portfolio management team. He has 14 years of experience as a research analyst and over 4 years of portfolio management experience.

Restrictions on New Purchases and Exchanges for Shares of the Fund

The following restrictions have been imposed on new purchases of and exchanges for shares of the Allianz OCC Small-Cap Value Fund:

Effective as of the close of business on September 15, 2008, shares of the Fund will not be available for purchase by current or new investors in the Fund, other than through the automatic reinvestment of distributions by current shareholders.

Effective as of the close of business on September 15, 2008, shareholders of other series of the Trust, of Allianz Funds Multi-Strategy Trust, and of PIMCO Funds will no longer be permitted to exchange any of their shares for shares of the Fund as described in the Prospectus under “Purchases, Redemption and Exchanges – Exchange Privilege.”

The Board of Trustees and the Distributor each reserves the right at any time to modify or eliminate these restrictions.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated September 11, 2008

to the Prospectus for Institutional Class Shares of Allianz Global Investors Multi-Style Fund

Dated November 1, 2007 (as revised January 1, 2008)

The disclosure contained in the paragraph entitled “Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans” in the subsection captioned “Purchasing Shares” contained in the section entitled “Purchases, Redemptions and Exchanges” is revised to read, in its entirety, as follows:

Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans. Redemption Fees will not apply to the following transactions in participant-directed retirement plans (such as 401(k), 403(b), 457 and Keogh plans): 1) where the shares being redeemed were purchased with new contributions to the plan (e.g., payroll contributions, employer contributions, loan repayments); 2) redemptions made in connection with taking out a loan from the plan; 3) redemptions in connection with death, disability, forfeiture, hardship withdrawals, or qualified domestic relations orders; 4) redemptions made by a defined contribution plan in connection with a termination or restructuring of the plan; 5) redemptions made in connection with a participant’s termination of employment; and 6) redemptions or exchanges where the application of a Redemption Fee would cause the Fund, or an asset allocation program of which the Fund is a part, to fail to be considered a “qualified default investment alternative” under the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations thereunder. Except as described in the next paragraph, Redemption Fees generally will apply to other participant-directed redemptions and exchanges. For example, if a participant takes shares of Fund A that were purchased with new contributions and exchanges them into Fund B, a Redemption Fee would not apply to that exchange. However, any subsequent participant-directed exchange of those shares from Fund B into Fund A or another fund may be subject to Redemption Fees, depending upon the holding period and subject to the exceptions described in this paragraph (and other limitations on imposing Redemption Fees, as discussed above).

In addition to the waivers described in the preceding paragraph for particular types of transactions in participant-directed retirement plans, Redemption Fees will not apply to any transactions in a retirement plan, provided that AGID has determined the plan to be eligible for a blanket waiver based on AGID’s assessment of the controls the plan and/or its sponsor, recordkeeper or financial intermediary has in place to identify and deter excessive short-term trading of Fund shares by participants in the plan.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated September 11, 2008

to the Prospectus for Institutional and Administrative Class Shares of Allianz RCM Funds

Dated November 1, 2007 (as revised January 1, 2008)

Disclosure Related to All Funds

The disclosure contained in the paragraph entitled “Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans” in the subsection captioned “Purchasing Shares” contained in the section entitled “Purchases, Redemptions and Exchanges” is revised to read, in its entirety, as follows:

Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans. Redemption Fees will not apply to the following transactions in participant-directed retirement plans (such as 401(k), 403(b), 457 and Keogh plans): 1) where the shares being redeemed were purchased with new contributions to the plan (e.g., payroll contributions, employer contributions, loan repayments); 2) redemptions made in connection with taking out a loan from the plan; 3) redemptions in connection with death, disability, forfeiture, hardship withdrawals, or qualified domestic relations orders; 4) redemptions made by a defined contribution plan in connection with a termination or restructuring of the plan; 5) redemptions made in connection with a participant’s termination of employment; and 6) redemptions or exchanges where the application of a Redemption Fee would cause a Fund, or an asset allocation program of which a Fund is a part, to fail to be considered a “qualified default investment alternative” under the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations thereunder. Except as described in the next paragraph, Redemption Fees generally will apply to other participant-directed redemptions and exchanges. For example, if a participant takes shares of Fund A that were purchased with new contributions and exchanges them into Fund B, a Redemption Fee would not apply to that exchange. However, any subsequent participant-directed exchange of those shares from Fund B into Fund A or another fund may be subject to Redemption Fees, depending upon the holding period and subject to the exceptions described in this paragraph (and other limitations on imposing Redemption Fees, as discussed above).

In addition to the waivers described in the preceding paragraph for particular types of transactions in participant-directed retirement plans, Redemption Fees will not apply to any transactions in a retirement plan, provided that AGID has determined the plan to be eligible for a blanket waiver based on AGID’s assessment of the controls the plan and/or its sponsor, recordkeeper or financial intermediary has in place to identify and deter excessive short-term trading of Fund shares by participants in the plan.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated September 11, 2008

to the Prospectus for Institutional and Administrative Class Shares of Allianz NACM Funds

Dated November 1, 2007 (as revised January 1, 2008)

Disclosure Related to All Funds

The disclosure contained in the paragraph entitled “Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans” in the subsection captioned “Purchasing Shares” contained in the section entitled “Purchases, Redemptions and Exchanges” is revised to read, in its entirety, as follows:

Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans. Redemption Fees will not apply to the following transactions in participant-directed retirement plans (such as 401(k), 403(b), 457 and Keogh plans): 1) where the shares being redeemed were purchased with new contributions to the plan (e.g., payroll contributions, employer contributions, loan repayments); 2) redemptions made in connection with taking out a loan from the plan; 3) redemptions in connection with death, disability, forfeiture, hardship withdrawals, or qualified domestic relations orders; 4) redemptions made by a defined contribution plan in connection with a termination or restructuring of the plan; 5) redemptions made in connection with a participant’s termination of employment; and 6) redemptions or exchanges where the application of a Redemption Fee would cause a Fund, or an asset allocation program of which a Fund is a part, to fail to be considered a “qualified default investment alternative” under the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations thereunder. Except as described in the next paragraph, Redemption Fees generally will apply to other participant-directed redemptions and exchanges. For example, if a participant takes shares of Fund A that were purchased with new contributions and exchanges them into Fund B, a Redemption Fee would not apply to that exchange. However, any subsequent participant-directed exchange of those shares from Fund B into Fund A or another fund may be subject to Redemption Fees, depending upon the holding period and subject to the exceptions described in this paragraph (and other limitations on imposing Redemption Fees, as discussed above).

In addition to the waivers described in the preceding paragraph for particular types of transactions in participant-directed retirement plans, Redemption Fees will not apply to any transactions in a retirement plan, provided that AGID has determined the plan to be eligible for a blanket waiver based on AGID’s assessment of the controls the plan and/or its sponsor, recordkeeper or financial intermediary has in place to identify and deter excessive short-term trading of Fund shares by participants in the plan.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated September 11, 2008

to the Prospectus for Class P Shares of Allianz Domestic Stock Funds

Dated July 1, 2008

Disclosure Related to All Funds

The disclosure contained in the paragraph entitled “Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans” in the section entitled “Purchases, Redemptions and Exchanges” is revised to read, in its entirety, as follows:

Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans. Redemption Fees will not apply to the following transactions in participant-directed retirement plans (such as 401(k), 403(b), 457 and Keogh plans): 1) where the shares being redeemed were purchased with new contributions to the plan (e.g., payroll contributions, employer contributions, loan repayments); 2) redemptions made in connection with taking out a loan from the plan; 3) redemptions in connection with death, disability, forfeiture, hardship withdrawals, or qualified domestic relations orders; 4) redemptions made by a defined contribution plan in connection with a termination or restructuring of the plan; 5) redemptions made in connection with a participant’s termination of employment; and 6) redemptions or exchanges where the application of a Redemption Fee would cause a Fund, or an asset allocation program of which a Fund is a part, to fail to be considered a “qualified default investment alternative” under the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations thereunder. Except as described in the next paragraph, Redemption Fees generally will apply to other participant-directed redemptions and exchanges. For example, if a participant takes shares of Fund A that were purchased with new contributions and exchanges them into Fund B, a Redemption Fee would not apply to that exchange. However, any subsequent participant-directed exchange of those shares from Fund B into Fund A or another fund may be subject to Redemption Fees, depending upon the holding period and subject to the exceptions described in this paragraph (and other limitations on imposing Redemption Fees, as discussed above).

In addition to the waivers described in the preceding paragraph for particular types of transactions in participant-directed retirement plans, Redemption Fees will not apply to any transactions in a retirement plan, provided that AGID has determined the plan to be eligible for a blanket waiver based on AGID’s assessment of the controls the plan and/or its sponsor, recordkeeper or financial intermediary has in place to identify and deter excessive short-term trading of Fund shares by participants in the plan.

Disclosure Relating to the Allianz NFJ Dividend Value,

Allianz NFJ Large-Cap Value and Allianz NFJ Small-Cap Value Funds

Changes to Portfolio Management Teams for the Funds

The information relating to the Allianz NFJ Dividend Value, Allianz NFJ Large-Cap Value and Allianz NFJ Small-Cap Value Funds contained in the table under “Management of the Funds—Sub-Advisers—NFJ” in the Prospectus is hereby restated in its entirety as follows:

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
NFJ Dividend Value Fund	Benno J. Fischer (Lead)	2000 (Inception)	Managing Director and founding partner of NFJ. He has over 42 years’ experience in portfolio management, investment analysis and research. Prior to the formation of NFJ in 1989, he was Chief Investment Officer (institutional and fixed income), Senior Vice President and Senior Portfolio Manager at NationsBank, which he joined in 1971. Prior to joining NationsBank, Mr. Fischer was a securities analyst at Chase Manhattan Bank and Clark, Dodge.

	Paul A. Magnuson	2008	Managing Director at NFJ. He is a Portfolio Manager with over 23 years’ experience in equity analysis and portfolio management. Prior to joining NFJ in 1992, he was an Assistant Vice President at NationsBank, which he joined in 1985. Within the Trust Investment Qualitative Services Division of NationsBank, he was responsible for equity analytics and structured fund management.

	R. Burns McKinney	2007	Portfolio Manager at NFJ. He has over 10 years’ experience in equity research, financial analysis and investment banking. Prior to joining NFJ in 2006, he was an equity analyst covering the energy sector for Evergreen Investments. Prior to joining Evergreen Investments in 2004, Mr. McKinney spent one year as an equity analyst at Derby Capital Management. From 2001 to 2003, Mr. McKinney studied for his Masters in Business Administration at the Wharton School of Business. Prior to 2001, Mr. McKinney was an investment banking analyst at Alex Brown & Sons, a Vice President in equity research at Merrill Lynch and an equity analyst at Morgan Stanley. He is a CFA charterholder.

	Thomas W. Oliver	2002	Portfolio Manager at NFJ. He has over 12 years’ experience in accounting, reporting and financial analysis. Prior to joining NFJ in 2005, he was a manager of corporate reporting at Perot Systems Corporation, which he joined in 1999. Prior to joining Perot Systems Corporation, Mr. Oliver was an auditor with Deloitte & Touche. He is a CPA.

	Jeffrey S. Partenheimer	2006	Managing Director at NFJ. He is a Portfolio Manager with over 22 years’ experience in financial analysis, portfolio management and large corporate finance. Prior to joining NFJ in 1999, he spent 10 years in commercial banking (8 of those years managing investment portfolios) and 4 years as a treasury director of a major telecommunication equipment manufacturer. He began his career as a financial analyst with First City Bank of Dallas in 1985. He is both a CFA and a CPA.

NFJ Large-Cap Value Fund	Paul A. Magnuson (Lead)	2000 (Inception)	See above.

	Thomas W. Oliver	2008	See above.

	Benno J. Fischer	2000 (Inception)	See above.

	Jeffrey S. Partenheimer	2002	See above.

NFJ Small-Cap Value Fund	Paul A. Magnuson (Lead)	1995	See above.

	Morley D. Campbell	2008	Senior Investment Analyst at NFJ. He has over four years of experience in investment and financial analysis. Prior to joining NFJ Investment Group in 2007, Mr. Campbell attended Harvard Business School, where he received an MBA. Before business school, Mr. Campbell worked as an investment banking analyst for Lazard and Merrill Lynch. He received his BBA degree in Finance from the University of Texas in 2003.

	Benno J. Fischer	1991 (Inception)	See above.

	R. Burns McKinney	2006	See above.

Disclosure Relating to the Allianz OCC Small-Cap Value Fund

Change to Portfolio Management Team for the Fund

The information relating to the Allianz OCC Small-Cap Value Fund contained in the table under “Management of the Funds – Sub-Advisers – Oppenheimer Capital” in the Prospectus is hereby restated in its entirety as follows:

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
OCC Small-Cap Value Fund	Nick Frelinghuysen	2008	Senior Vice President of Oppenheimer Capital and Portfolio Manager of the Fund. Mr. Frelinghuysen joined Oppenheimer Capital in 1999 and is a senior research analyst for the firm’s Small/Mid Cap team and also serves as a small/mid-cap specialist on the All Cap Equity portfolio management team. He has 14 years of experience as a research analyst and over 4 years of portfolio management experience.

Restrictions on New Purchases and Exchanges for Shares of the Fund

The following restrictions have been imposed on new purchases of and exchanges for shares of the Allianz OCC Small-Cap Value Fund:

Effective as of the close of business on September 15, 2008, shares of the Fund will not be available for purchase by current or new investors in the Fund, other than through the automatic reinvestment of distributions by current shareholders.

Effective as of the close of business on September 15, 2008, shareholders of other series of the Trust, of Allianz Funds Multi-Strategy Trust, and of PIMCO Funds will no longer be permitted to exchange any of their shares for shares of the Fund as described in the Prospectus under “Purchases, Redemption and Exchanges – Exchange Privilege.”

The Board of Trustees and the Distributor each reserves the right at any time to modify or eliminate these restrictions.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated September 11, 2008

to the Prospectus for Class P Shares of Allianz International/Sector Stock Funds

Dated July 1, 2008

Disclosure Related to All Funds

The disclosure contained in the paragraph entitled “Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans” in the section entitled “Purchases, Redemptions and Exchanges” is revised to read, in its entirety, as follows:

Applicability of Redemption Fees in Certain Participant-Directed Retirement Plans. Redemption Fees will not apply to the following transactions in participant-directed retirement plans (such as 401(k), 403(b), 457 and Keogh plans): 1) where the shares being redeemed were purchased with new contributions to the plan (e.g., payroll contributions, employer contributions, loan repayments); 2) redemptions made in connection with taking out a loan from the plan; 3) redemptions in connection with death, disability, forfeiture, hardship withdrawals, or qualified domestic relations orders; 4) redemptions made by a defined contribution plan in connection with a termination or restructuring of the plan; 5) redemptions made in connection with a participant’s termination of employment; and 6) redemptions or exchanges where the application of a Redemption Fee would cause a Fund, or an asset allocation program of which a Fund is a part, to fail to be considered a “qualified default investment alternative” under the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations thereunder. Except as described in the next paragraph, Redemption Fees generally will apply to other participant-directed redemptions and exchanges. For example, if a participant takes shares of Fund A that were purchased with new contributions and exchanges them into Fund B, a Redemption Fee would not apply to that exchange. However, any subsequent participant-directed exchange of those shares from Fund B into Fund A or another fund may be subject to Redemption Fees, depending upon the holding period and subject to the exceptions described in this paragraph (and other limitations on imposing Redemption Fees, as discussed above).

In addition to the waivers described in the preceding paragraph for particular types of transactions in participant-directed retirement plans, Redemption Fees will not apply to any transactions in a retirement plan, provided that AGID has determined the plan to be eligible for a blanket waiver based on AGID’s assessment of the controls the plan and/or its sponsor, recordkeeper or financial intermediary has in place to identify and deter excessive short-term trading of Fund shares by participants in the plan.

Disclosure Relating to the Allianz NFJ International Value Fund

Changes to Portfolio Management Team for the Fund

The information relating to the Allianz NFJ International Value Fund contained in the table under “Management of the Funds—Sub-Advisers—NFJ” in the Prospectus is hereby restated in its entirety as follows:

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
NFJ International Value Fund	Benno J. Fischer (Lead)	2003 (Inception)	Managing Director and founding partner of NFJ. He has over 42 years’ experience in portfolio management, investment analysis and research. Prior to the formation of NFJ in 1989, he was Chief Investment Officer (institutional and fixed income), Senior Vice President and Senior Portfolio Manager at NationsBank, which he joined in 1971. Prior to joining NationsBank, Mr. Fischer was a securities analyst at Chase Manhattan Bank and Clark, Dodge.

	Paul A. Magnuson	2008	Managing Director at NFJ. He is a Portfolio Manager with over 23 years’ experience in equity analysis and portfolio management. Prior to joining NFJ in 1992, he was an Assistant Vice President at NationsBank, which he joined in 1985. Within the Trust Investment Qualitative Services Division of NationsBank, he was responsible for equity analytics and structured fund management.

	R. Burns McKinney	2006	Portfolio Manager at NFJ. He has over 10 years’ experience in equity research, financial analysis and investment banking. Prior to joining NFJ in 2006, he was an equity analyst covering the energy sector for Evergreen Investments. Prior to joining Evergreen Investments in 2004, Mr. McKinney spent one year as an equity analyst at Derby Capital Management. From 2001 to 2003, Mr. McKinney studied for his Masters in Business Administration at the Wharton School of Business. Prior to 2001, Mr. McKinney was an investment banking analyst at Alex Brown & Sons, a Vice President in equity research at Merrill Lynch and an equity analyst at Morgan Stanley. He is a CFA charterholder.

	Thomas W. Oliver	2006	Portfolio Manager at NFJ. He has over 12 years’ experience in accounting, reporting and financial analysis. Prior to joining NFJ in 2005, he was a manager of corporate reporting at Perot Systems Corporation, which he joined in 1999. Prior to joining Perot Systems Corporation, Mr. Oliver was an auditor with Deloitte & Touche. He is a CPA.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated September 11, 2008

to the Statement of Additional Information

Dated July 1, 2008

Disclosure Relating to the Allianz NFJ Dividend Value, Allianz NFJ International Value,

Allianz NFJ Large-Cap Value and Allianz NFJ Small-Cap Value Funds

The subsection captioned “NFJ” in the section titled “Portfolio Manager Compensation, Other Accounts Managed and Conflicts of Interest” under “Management of the Trust” is revised to indicate that, as of June 30, 2008, the Portfolio Managers of the Allianz NFJ Dividend Value, Allianz NFJ International Value, Allianz NFJ Large-Cap Value and Allianz NFJ Small-Cap Value Funds have the following ownership of securities of the Fund(s) they manage.

Securities Ownership

NFJ Dividend Value	Dollar Range of Equity Securities
Benno J. Fischer	$50,001-$100,000
Paul A. Magnuson	$100,001-$500,000
R. Burns McKinney	$100,001-$500,000
Thomas W. Oliver	$100,001-$500,000
Jeffrey S. Partenheimer	$1-$10,000

NFJ International Value
Benno J. Fischer	None
Paul A. Magnuson	$500,001-$1,000,000
R. Burns McKinney	$100,001-$500,000
Thomas W. Oliver	$100,001-$500,000

NFJ Large-Cap Value
Benno J. Fischer	None
Paul A. Magnuson	$50,001-$100,000
Thomas W. Oliver	$50,001-$100,000
Jeffrey S. Partenheimer	None

NFJ Small-Cap Value
Morley D. Campbell	$1-$10,000
Benno J. Fischer	$50,001-$100,000
Paul A. Magnuson	$100,001-$500,000
R. Burns McKinney	$10,001-$50,000

Disclosure Relating to the Allianz OCC Small-Cap Value Fund

The subsection captioned “Oppenheimer Capital” in the section titled “Portfolio Manager Compensation, Other Accounts Managed and Conflicts of Interest” under “Management of the Trust” is revised to indicate that Nick Frelinghuysen has sole responsibility for management of the Allianz OCC Small-Cap Value Fund.

Information, as of June 30, 2008, regarding other accounts managed by Nick Frelinghuysen, as well as his ownership of securities of the Fund he manages, is provided in the tables below.

Other Accounts Managed

Portfolio Manager	Other Pooled Vehicles		Other Accounts		Other Registered Investment Companies
	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Nick Frelinghuysen	0	0	0	0	1	89.5

Accounts and Assets for Which Advisory Fee is Based on Performance
Portfolio Manager	Other Pooled Vehicles		Other Accounts		Other Registered Investment Companies
	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Nick Frelinghuysen	0	0	0	0	0	0

Securities Ownership

OCC Small-Cap Value Fund	Dollar Range of Equity Securities
Nick Frelinghuysen	None